FIRST EAGLE FUNDS

First Eagle Global Fund
First Eagle Overseas Fund
First Eagle U.S. Value Fund
First Eagle Gold Fund
First Eagle Fund of America

1345 Avenue of the Americas
New York, New York 10105
(800) 334-2143

SUPPLEMENT DATED JANUARY 29, 2010
TO PROSPECTUS DATED MARCH 1, 2009

This Supplement is intended to highlight certain changes to the Prospectus dated March 1, 2009. Please review these matters carefully.

The Adviser – Name Change

Arnhold and S. Bleichroeder Advisers, LLC has changed its name to First Eagle Investment Management, LLC. All references in the Prospectus to Arnhold and S. Bleichroeder Advisers, LLC, ASB Advisers, or the Adviser shall now be deemed to refer to First Eagle Investment Management, LLC.

The Distributor – Name Change

ASB Securities LLC has changed its name to FEF Distributors, LLC. All references in the Prospectus to ASB Securities LLC, First Eagle Funds Distributors, or the Distributor shall now be deemed to refer to FEF Distributors, LLC.

The changes described above are name changes only and do not reflect changes in ownership, corporate structure or services provided. The Adviser and Distributor look forward to continuing to serve the Funds with no changes contemplated to service levels.

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The information in this Supplement modifies the First Eagle Funds' Prospectus dated March 1, 2009. In particular, and without limitation, the information contained in this Supplement modifies (and if inconsistent, replaces) information contained on the front and back page of the Prospectus and in those sections of the Prospectus entitled "The Adviser" and "Distribution and Shareholder Services Expenses."

FIRST EAGLE FUNDS

First Eagle Global Fund
First Eagle Overseas Fund
First Eagle U.S. Value Fund
First Eagle Gold Fund
First Eagle Fund of America

1345 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10105
(800) 334-2143

SUPPLEMENT DATED JANUARY 29, 2010
TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2009

This Supplement is intended to highlight certain changes to the Statement of Additional Information dated March 1, 2009. Please review these matters carefully.

The Adviser – Name Change

Arnhold and S. Bleichroeder Advisers, LLC has changed its name to First Eagle Investment Management, LLC. All references in the Statement of Additional Information to Arnhold and S. Bleichroeder Advisers, LLC, ASB Advisers, or the Adviser shall now be deemed to refer to First Eagle Investment Management, LLC.

The Distributor – Name Change

ASB Securities LLC has changed its name to FEF Distributors, LLC. All references in the Statement of Additional Information to ASB Securities LLC, First Eagle Funds Distributors, or the Distributor shall now be deemed to refer to FEF Distributors, LLC.

The changes described above are name changes only and do not reflect changes in ownership, corporate structure or services provided. The Adviser and Distributor look forward to continuing to serve the Funds with no changes contemplated to service levels.

****

The information in this Supplement modifies the First Eagle Funds' Statement of Additional Information dated March 1, 2009. In particular, and without limitation, the information contained in this Supplement modifies (and if inconsistent, replaces) information contained on the cover page of the Statement of Additional Information and in those sections of the Statement of Additional Information entitled "Organization of the Funds," "Investment Advisory and Other Services" and "Distributor of the Funds' Shares."